Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2021	2020

Accounts receivable	$26,825,337	$15,896,127
Less: Allowance for doubtful accounts	(2,607,600)	(1,581,142)
Total accounts receivable, net	$24,217,737	$14,314,985

Unbilled accounts receivable included in accounts receivable above amounted to $13,067,528 and $7,526,282 as of December 31, 2021 and 2020, respectively. The unbilled accounts receivables as of December 31, 2021 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.

As of May 7, 2022, approximately $5.3 million (or 19.6%) of total accounts receivable as of December 31, 2021 was collected. It represented 31.4% of billed accounts receivable balance and 7.3% of unbilled accounts receivable balance as of December 31, 2021 were subsequently collected, respectively.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2021	2020	2019

Beginning balance	$1,581,142	$1,669,658	$392,533
Provision (reverse) for doubtful accounts	1,011,760	-	3,276,200
Recovery	-	(189,286)	-
Written-off	(34,879)	-	(1,984,244)
Foreign currency translation adjustments	49,577	100,770	(14,831)
Ending balance	$2,607,600	$1,581,142	$1,669,658